JPMorgan US Equity Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.14%	11.91%	13.83%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.55%	12.56%	13.98%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.38%	13.40%	14.71%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.70%	11.67%	12.68%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.37%	10.23%	11.54%